Condensed consolidated statement of comprehensive income - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net result (before non-controlling interests)	[1]	€ 2,656	€ 3,024
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	[1]	(2)	(5)
Remeasurement of the net defined benefit asset/liability	[1]	6	10
Net change in fair value of equity instruments at fair value through other comprehensive income	[1]	(161)	0
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	[1]	75	0
Items that may subsequently be reclassified to the statement of profit or loss:
Unrealised revaluations available-for-sale investments and other revaluations	[1]	0	(103)
Realised gains/losses on available-for-sale investments reclassified to the statement of profit or loss	[1]	0	(71)
Net change in fair value of debt instruments at fair value through other comprehensive income	[1]	(43)	0
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	[1]	(56)	0
Changes in cash flow hedges	[1]	164	(397)
Exchange rate differences	[1]	(304)	(436)
Share of other comprehensive income of associates and joint ventures and other income	[1]	4	3
Comprehensive income	[1]	2,339	2,025
Comprehensive income attributable to:
Non-controlling interests	[1]	29	68
Equityholders of the parent	[1]	2,309	1,957
Comprehensive income	[1]	€ 2,339	€ 2,025

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.